Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
July 31, 2025
FFH-NPRT1-0925
1.819942.120
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	150,005
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	125,381
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,098
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,270
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (b)(c)(d)	150,000	149,252
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,742
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,706
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,024,454
TOTAL ASSET-BACKED SECURITIES (Cost $1,025,000)		1,024,454

Bank Loan Obligations - 7.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(e)	165,000	153,244
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(c)(e)	523,674	494,144
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8327% 2/7/2028 (b)(c)(e)	4,963	4,976
UNITED STATES - 6.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 3/29/2032 (b)(c)(e)	70,000	70,524
Consumer Discretionary - 1.9%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/28/2032 (b)(c)(e)	190,000	189,919
Broadline Retail - 0.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (b)(c)(e)	782,908	782,712
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(e)	824,978	724,950
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	279,487	268,307
		993,257
Hotels, Restaurants & Leisure - 0.4%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (b)(c)(e)(f)	473,776	473,871
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(e)	293,448	288,037
		761,908
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (b)(c)(e)	207,997	207,673
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (b)(c)(e)	214,458	199,481
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 12/17/2027 (b)(c)(e)	384,246	382,586
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2031 (b)(c)(e)	134,650	134,322
		716,389
TOTAL CONSUMER DISCRETIONARY		3,651,858

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(e)	478,646	478,646
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(e)	518,700	236,657
		715,303
Financials - 0.9%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(c)(e)	65,000	65,000
Financial Services - 0.5%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 7/31/2031 (b)(c)(e)	298,502	298,914
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(e)	630,000	629,313
		928,227
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 11/6/2030 (b)(c)(e)	4,975	4,969
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 9/19/2031 (b)(c)(e)	280,731	280,703
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 8/19/2028 (b)(c)(e)	477,751	473,399
		759,071
TOTAL FINANCIALS		1,752,298

Health Care - 0.6%
Health Care Equipment & Supplies - 0.4%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (b)(c)(e)	665,000	666,829
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (b)(c)(e)	130,359	105,917
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (b)(c)(e)	330,000	322,885
TOTAL HEALTH CARE		1,095,631

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (b)(c)(e)	75,000	74,081
Ground Transportation - 0.3%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (b)(c)(e)	392,038	391,152
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(e)(f)	25,000	25,146
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(e)	15,000	15,049
TOTAL INDUSTRIALS		505,428

Information Technology - 1.6%
IT Services - 0.6%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(e)	302,537	291,679
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	385,000	373,022
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(e)	448,951	437,095
		1,101,796
Software - 0.9%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (b)(c)(e)	23,510	23,486
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (b)(c)(e)	379,670	379,670
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1062% 11/22/2032 (b)(c)(e)	100,000	102,750
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 10/9/2029 (b)(c)(e)	5,000	5,002
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (b)(c)(e)	388,990	381,015
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(e)(f)	235,000	235,268
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (b)(c)(e)	568,561	569,210
		1,696,401
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(e)	285,000	283,931
TOTAL INFORMATION TECHNOLOGY		3,082,128

Materials - 0.7%
Chemicals - 0.6%
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (b)(c)(e)	298,229	264,997
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (b)(c)(e)	478,345	476,432
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (b)(c)(e)	99,899	92,781
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(e)	407,500	397,822
		1,232,032
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (b)(c)(e)	135,000	134,906
TOTAL MATERIALS		1,366,938

Utilities - 0.3%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0644% 4/16/2031 (b)(c)(e)	25,000	24,997
Independent Power and Renewable Electricity Producers - 0.3%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (b)(c)(e)	247,895	247,895
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2207% 3/24/2028 (b)(c)(e)	203,448	203,114
		451,009
TOTAL UTILITIES		476,006

TOTAL UNITED STATES		12,716,114
TOTAL BANK LOAN OBLIGATIONS (Cost $13,588,397)		13,368,478

Common Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	2,722	7,417
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (g)(h)	20,400	255,817
Cano Health LLC warrants (g)(h)	627	2,364
		258,181
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	1,205	4,928
TOTAL UNITED STATES		270,526
TOTAL COMMON STOCKS (Cost $437,108)		270,526

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	278,283	352,306
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 1.875% (i)	204,000	61,710
TOTAL UNITED STATES		414,016
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $429,579)		414,016

Non-Convertible Corporate Bonds - 86.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	165,000	154,589
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)	385,000	379,463
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (d)	75,000	76,477
Mineral Resources Ltd 8% 11/1/2027 (d)	1,130,000	1,148,728

TOTAL AUSTRALIA		1,759,257
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (d)	480,000	471,000
CANADA - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)	155,000	156,963
TELUS Corp 7% 10/15/2055 (c)	230,000	232,856
		389,819
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	635,000	588,335
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	1,010,000	1,032,294
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	190,000	192,170
		1,812,799
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	215,000	186,501
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 6.625% 8/15/2032 (d)	510,000	521,288
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)	72,000	74,803
		596,091
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	910,000	940,178
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	100,000	106,424
TOTAL INDUSTRIALS		1,046,602

Information Technology - 0.3%
Software - 0.3%
Open Text Corp 3.875% 12/1/2029 (d)	390,000	365,057
Open Text Holdings Inc 4.125% 2/15/2030 (d)	130,000	121,850
		486,907
Materials - 1.2%
Chemicals - 0.3%
Methanex Corp 5.25% 12/15/2029	95,000	94,096
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	470,000	468,174
		562,270
Containers & Packaging - 0.3%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	465,000	476,034
Metals & Mining - 0.6%
Capstone Copper Corp 6.75% 3/31/2033 (d)	475,000	484,096
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	185,000	188,950
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	285,000	282,689
New Gold Inc 6.875% 4/1/2032 (d)	195,000	200,116
		1,155,851
TOTAL MATERIALS		2,194,155

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	200,000	193,956
TOTAL CANADA		6,906,830
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	550,000	496,925
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	115,000	117,007

TOTAL COLOMBIA		613,932
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)	230,000	231,115
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)	210,000	218,380
FRANCE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (d)	350,000	302,750
Iliad Holding SASU 7% 4/15/2032 (d)	200,000	205,278
		508,028
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA 7.5% 4/15/2032 (d)	455,000	481,705
Viridien 10% 10/15/2030 (d)	210,000	206,787
		688,492
TOTAL FRANCE		1,196,520
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF North America Capital Inc 6.75% 4/23/2030 (d)(j)	495,000	471,168
ZF North America Capital Inc 6.875% 4/23/2032 (d)(j)	210,000	196,001

TOTAL GERMANY		667,169
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	555,000	572,670
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	145,000	132,820
Millicom International Cellular SA 5.125% 1/15/2028 (d)	360,000	356,850

TOTAL GUATEMALA		489,670
IRELAND - 1.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(k)	665,000	669,655
Financials - 1.1%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	570,000	576,962
Financial Services - 0.8%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	395,000	394,530
GGAM Finance Ltd 6.875% 4/15/2029 (d)	260,000	267,855
GGAM Finance Ltd 7.75% 5/15/2026 (d)	540,000	543,607
GGAM Finance Ltd 8% 2/15/2027 (d)	305,000	314,072
		1,520,064
TOTAL FINANCIALS		2,097,026

TOTAL IRELAND		2,766,681
ISRAEL - 0.5%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean PLC 6.5% 4/30/2027 (d)	700,000	687,750
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	300,000	304,506
TOTAL ISRAEL		992,256
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (d)	320,000	281,422
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (d)	280,000	283,172
NORWAY - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	470,000	480,106
TGS ASA 8.5% 1/15/2030 (d)	440,000	448,261

TOTAL NORWAY		928,367
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	480,000	479,726
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	570,000	587,634
TOTAL PANAMA		1,067,360
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	555,000	572,516
UNITED KINGDOM - 2.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Virgin Media Finance PLC 5% 7/15/2030 (d)	410,000	369,571
Media - 0.3%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)	600,000	586,964
TOTAL COMMUNICATION SERVICES		956,535

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	190,000	198,323
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	300,000	302,316
TOTAL CONSUMER DISCRETIONARY		500,639

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (d)	615,000	679,461
Health Care - 0.3%
Health Care Providers & Services - 0.3%
180 Medical Inc 3.875% 10/15/2029 (d)	625,000	591,721
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	470,000	477,886
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	770,000	777,788
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	280,000	287,000
		1,064,788
TOTAL UNITED KINGDOM		4,271,030
UNITED STATES - 73.8%
Communication Services - 4.2%
Diversified Telecommunication Services - 0.6%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)	195,000	193,081
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	115,000	114,620
Level 3 Financing Inc 6.875% 6/30/2033 (d)	850,000	861,352
		1,169,053
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (d)	405,000	381,210
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)(j)	220,000	225,577
Media - 3.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	405,000	369,928
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (j)	825,000	748,576
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	605,000	566,050
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	965,000	946,936
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	670,000	664,515
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	640,000	606,400
Nexstar Media Inc 5.625% 7/15/2027 (d)	665,000	663,709
Sirius XM Radio LLC 4% 7/15/2028 (d)	390,000	371,197
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(j)	185,000	182,701
TEGNA Inc 5% 9/15/2029	275,000	264,340
Univision Communications Inc 7.375% 6/30/2030 (d)	195,000	193,929
Univision Communications Inc 8.5% 7/31/2031 (d)	490,000	497,630
Univision Communications Inc 9.375% 8/1/2032 (d)	190,000	197,144
		6,273,055
TOTAL COMMUNICATION SERVICES		8,048,895

Consumer Discretionary - 11.7%
Automobile Components - 0.3%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	185,000	190,740
Patrick Industries Inc 6.375% 11/1/2032 (d)	385,000	385,256
		575,996
Automobiles - 0.3%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	30,000	27,105
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	55,000	53,628
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	190,000	180,813
Thor Industries Inc 4% 10/15/2029 (d)(j)	410,000	384,694
		646,240
Broadline Retail - 1.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (d)	265,000	266,009
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	260,000	232,645
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	265,000	247,145
Nordstrom Inc 4.375% 4/1/2030 (j)	190,000	172,276
Wayfair LLC 7.25% 10/31/2029 (d)(j)	190,000	193,322
Wayfair LLC 7.75% 9/15/2030 (d)(j)	770,000	789,170
		1,900,567
Diversified Consumer Services - 1.0%
Service Corp International/US 4% 5/15/2031	515,000	477,736
Service Corp International/US 5.125% 6/1/2029 (j)	385,000	381,499
Service Corp International/US 5.75% 10/15/2032	285,000	285,675
Sotheby's 7.375% 10/15/2027 (d)	690,000	676,093
		1,821,003
Hotels, Restaurants & Leisure - 6.1%
Caesars Entertainment Inc 6% 10/15/2032 (d)(j)	215,000	207,515
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	485,000	494,611
Carnival Corp 5.75% 3/15/2030 (d)	195,000	197,085
Carnival Corp 5.75% 8/1/2032 (d)	135,000	135,946
Carnival Corp 5.875% 6/15/2031 (d)	475,000	482,125
Carnival Corp 6.125% 2/15/2033 (d)	1,360,000	1,384,419
Carnival Corp 7% 8/15/2029 (d)	425,000	446,617
Churchill Downs Inc 5.75% 4/1/2030 (d)(j)	385,000	384,049
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	105,000	99,823
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	445,000	418,669
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	1,105,000	996,297
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	815,000	760,461
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	230,000	230,218
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)(j)	200,000	191,416
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	420,000	424,714
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	380,000	379,605
Life Time Inc 6% 11/15/2031 (d)(j)	435,000	438,210
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(j)	95,000	96,011
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	265,000	266,903
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	470,000	477,757
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	205,000	210,408
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	525,000	509,468
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	285,000	284,477
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)(j)	175,000	173,651
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)	205,000	205,601
Yum! Brands Inc 3.625% 3/15/2031	1,660,000	1,530,164
		11,426,220
Household Durables - 1.5%
Century Communities Inc 3.875% 8/15/2029 (d)(j)	105,000	96,794
LGI Homes Inc 7% 11/15/2032 (d)(j)	525,000	505,313
LGI Homes Inc 8.75% 12/15/2028 (d)	180,000	188,788
Newell Brands Inc 6.625% 9/15/2029	295,000	293,691
Somnigroup International Inc 3.875% 10/15/2031 (d)	575,000	519,101
TopBuild Corp 4.125% 2/15/2032 (d)(j)	810,000	746,514
Whirlpool Corp 6.125% 6/15/2030	105,000	104,750
Whirlpool Corp 6.5% 6/15/2033 (j)	475,000	468,055
		2,923,006
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)	200,000	192,171
Asbury Automotive Group Inc 5% 2/15/2032 (d)	260,000	245,935
Bath & Body Works Inc 6.625% 10/1/2030 (d)	445,000	455,498
Bath & Body Works Inc 6.875% 11/1/2035	390,000	401,303
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	565,000	575,489
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	180,000	188,995
		2,059,391
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc 4.125% 8/15/2031 (d)	640,000	578,517
Levi Strauss & Co 3.5% 3/1/2031 (d)	275,000	251,756
		830,273
TOTAL CONSUMER DISCRETIONARY		22,182,696

Consumer Staples - 4.3%
Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,270,000	1,197,685
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	290,000	282,669
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	185,000	188,566
C&S Group Enterprises LLC 5% 12/15/2028 (d)	275,000	245,924
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	545,000	568,767
Performance Food Group Inc 4.25% 8/1/2029 (d)	390,000	374,959
Performance Food Group Inc 6.125% 9/15/2032 (d)	560,000	568,673
US Foods Inc 4.625% 6/1/2030 (d)	180,000	173,393
US Foods Inc 5.75% 4/15/2033 (d)(j)	750,000	743,103
US Foods Inc 7.25% 1/15/2032 (d)	210,000	218,791
		4,562,530
Food Products - 1.5%
Darling Ingredients Inc 5.25% 4/15/2027 (d)	190,000	189,734
Darling Ingredients Inc 6% 6/15/2030 (d)	380,000	382,429
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	195,000	206,039
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	335,000	354,018
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	755,000	705,443
Pilgrim's Pride Corp 3.5% 3/1/2032	485,000	435,553
Pilgrim's Pride Corp 4.25% 4/15/2031	200,000	191,159
Post Holdings Inc 5.5% 12/15/2029 (d)	175,000	173,483
Post Holdings Inc 6.375% 3/1/2033 (d)	205,000	204,845
		2,842,703
Household Products - 0.2%
Central Garden & Pet Co 4.125% 4/30/2031 (d)	205,000	189,868
Resideo Funding Inc 6.5% 7/15/2032 (d)	280,000	284,044
		473,912
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	365,000	378,656
TOTAL CONSUMER STAPLES		8,257,801

Energy - 10.2%
Energy Equipment & Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	470,000	476,968
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	260,000	266,277
Nabors Industries Inc 7.375% 5/15/2027 (d)	290,000	292,684
Nabors Industries Ltd 7.5% 1/15/2028 (d)	210,000	193,785
Transocean Inc 8% 2/1/2027 (d)	275,000	272,956
Transocean Inc 8.25% 5/15/2029 (d)	400,000	377,813
Valaris Ltd 8.375% 4/30/2030 (d)	260,000	268,551
		2,149,034
Oil, Gas & Consumable Fuels - 9.1%
APA Corp 4.25% 1/15/2030 (d)(j)	215,000	205,948
California Resources Corp 8.25% 6/15/2029 (d)	280,000	287,626
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	330,000	311,738
CNX Resources Corp 7.25% 3/1/2032 (d)	385,000	396,937
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	250,000	244,229
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)(j)	550,000	585,731
CVR Energy Inc 8.5% 1/15/2029 (d)	350,000	343,870
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	325,000	321,273
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	470,000	489,134
EQT Corp 3.9% 10/1/2027	2,000	1,972
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	110,000	111,128
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	70,000	71,085
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	130,000	136,307
Harvest Midstream I LP 7.5% 5/15/2032 (d)	555,000	576,886
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	765,000	761,059
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(j)	475,000	477,066
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)	295,000	284,165
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	75,000	75,290
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)	95,000	99,135
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	275,000	284,328
Kinetik Holdings LP 5.875% 6/15/2030 (d)(j)	270,000	270,218
Kinetik Holdings LP 6.625% 12/15/2028 (d)	445,000	455,107
Matador Resources Co 6.25% 4/15/2033 (d)	330,000	326,927
Matador Resources Co 6.5% 4/15/2032 (d)	345,000	346,018
Murphy Oil Corp 6% 10/1/2032 (j)	200,000	191,832
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	525,000	482,185
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	385,000	388,748
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	280,000	287,667
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	565,000	515,301
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	610,000	604,636
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	200,000	200,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	305,000	306,814
Permian Resources Operating LLC 7% 1/15/2032 (d)	630,000	650,550
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	165,000	171,402
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)	220,000	226,334
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	387,000	403,764
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	185,000	188,426
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	180,000	172,588
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,140,000	1,104,997
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	55,000	54,963
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	750,000	734,813
Talos Production Inc 9.375% 2/1/2031 (d)	90,000	91,774
Venture Global Calcasieu 3.875% 11/1/2033 (d)	110,000	95,979
Venture Global Calcasieu 3.875% 8/15/2029 (d)	205,000	193,505
Venture Global LNG Inc 7% 1/15/2030 (d)(j)	740,000	750,371
Venture Global LNG Inc 8.125% 6/1/2028 (d)	205,000	212,239
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	375,000	385,782
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	375,000	385,764
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	445,000	480,575
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	435,000	476,963
		17,221,149
TOTAL ENERGY		19,370,183

Financials - 7.5%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (c)	120,000	113,358
Capital Markets - 1.3%
Hightower Holding LLC 6.75% 4/15/2029 (d)	605,000	601,975
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	210,000	201,135
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	785,000	778,849
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	270,000	276,313
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	190,000	189,034
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	440,000	457,800
		2,505,106
Consumer Finance - 1.7%
Navient Corp 6.75% 6/15/2026	485,000	489,833
OneMain Finance Corp 3.5% 1/15/2027	605,000	590,330
OneMain Finance Corp 6.125% 5/15/2030 (k)	230,000	230,386
OneMain Finance Corp 6.75% 3/15/2032	290,000	294,260
OneMain Finance Corp 7.125% 9/15/2032	470,000	484,403
OneMain Finance Corp 7.5% 5/15/2031	750,000	782,077
PRA Group Inc 5% 10/1/2029 (d)(j)	315,000	291,027
		3,162,316
Financial Services - 2.9%
Block Inc 2.75% 6/1/2026	195,000	191,226
Block Inc 3.5% 6/1/2031	225,000	206,203
Block Inc 6.5% 5/15/2032 (j)	625,000	641,368
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	290,000	293,604
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	200,000	194,850
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029	375,000	378,750
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	305,000	311,957
NFE Financing LLC 12% 11/15/2029 (d)	139,688	49,487
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	660,000	672,437
Rocket Cos Inc 6.125% 8/1/2030 (d)	570,000	577,953
Rocket Cos Inc 6.375% 8/1/2033 (d)	665,000	678,290
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	240,000	247,919
UWM Holdings LLC 6.625% 2/1/2030 (d)	465,000	465,204
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	185,000	188,613
WEX Inc 6.5% 3/15/2033 (d)(j)	280,000	283,592
		5,381,453
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	95,000	96,187
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)	390,000	381,815
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)(j)	570,000	587,248
Athene Holding Ltd 6.875% 6/28/2055 (c)	475,000	468,934
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	340,000	351,593
Ryan Specialty LLC 4.375% 2/1/2030 (d)	300,000	287,852
Ryan Specialty LLC 5.875% 8/1/2032 (d)	375,000	376,037
		2,549,666
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	370,000	380,574
TOTAL FINANCIALS		14,092,473

Health Care - 6.5%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc 3.875% 11/1/2029 (d)	80,000	75,448
Avantor Funding Inc 4.625% 7/15/2028 (d)	640,000	625,660
Hologic Inc 3.25% 2/15/2029 (d)	415,000	392,989
Hologic Inc 4.625% 2/1/2028 (d)	190,000	187,170
Insulet Corp 6.5% 4/1/2033 (d)	185,000	190,166
Medline Borrower LP 3.875% 4/1/2029 (d)	340,000	324,250
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	615,000	627,080
Teleflex Inc 4.25% 6/1/2028 (d)	390,000	377,688
		2,800,451
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc 5% 4/15/2029 (d)(j)	295,000	285,056
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(j)	185,000	190,475
CVS Health Corp 6.75% 12/10/2054 (c)	225,000	225,186
CVS Health Corp 7% 3/10/2055 (c)	660,000	679,035
DaVita Inc 4.625% 6/1/2030 (d)	365,000	348,067
DaVita Inc 6.75% 7/15/2033 (d)	605,000	623,930
DaVita Inc 6.875% 9/1/2032 (d)	185,000	190,205
HealthEquity Inc 4.5% 10/1/2029 (d)(j)	395,000	380,247
Molina Healthcare Inc 3.875% 5/15/2032 (d)	510,000	445,223
Molina Healthcare Inc 6.25% 1/15/2033 (d)	585,000	577,166
Tenet Healthcare Corp 4.625% 6/15/2028	1,755,000	1,725,157
Tenet Healthcare Corp 6.125% 6/15/2030	465,000	469,170
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	190,000	194,127
		6,333,044
Health Care Technology - 0.7%
IQVIA Inc 5% 5/15/2027 (d)	480,000	477,241
IQVIA Inc 6.25% 6/1/2032 (d)	755,000	774,219
		1,251,460
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	510,000	480,426
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	580,000	590,492
Bausch Health Americas Inc 9.25% 4/1/2026 (d)	230,000	230,344
Jazz Securities DAC 4.375% 1/15/2029 (d)	315,000	304,724
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(j)	240,000	227,162
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(j)	200,000	173,023
		1,525,745
TOTAL HEALTH CARE		12,391,126

Industrials - 11.3%
Aerospace & Defense - 2.2%
Axon Enterprise Inc 6.125% 3/15/2030 (d)(j)	240,000	245,113
Axon Enterprise Inc 6.25% 3/15/2033 (d)	220,000	225,383
BWX Technologies Inc 4.125% 6/30/2028 (d)	795,000	769,387
Moog Inc 4.25% 12/15/2027 (d)	585,000	571,549
TransDigm Inc 6% 1/15/2033 (d)	375,000	376,852
TransDigm Inc 6.375% 3/1/2029 (d)	255,000	260,980
TransDigm Inc 6.375% 5/31/2033 (d)	650,000	654,129
TransDigm Inc 6.75% 8/15/2028 (d)	1,020,000	1,037,851
		4,141,244
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)	660,000	663,647
Building Products - 1.9%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)(j)	765,000	757,041
Builders FirstSource Inc 4.25% 2/1/2032 (d)(j)	875,000	807,536
Builders FirstSource Inc 6.75% 5/15/2035 (d)	190,000	194,807
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	470,000	479,216
JH North America Holdings Inc 6.125% 7/31/2032 (d)	475,000	479,923
Masterbrand Inc 7% 7/15/2032 (d)	280,000	284,547
Standard Building Solutions Inc 6.25% 8/1/2033 (d)	190,000	191,810
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	195,000	199,126
Standard Industries Inc/NY 4.375% 7/15/2030 (d)	300,000	284,022
		3,678,028
Commercial Services & Supplies - 2.5%
ADT Security Corp/The 4.125% 8/1/2029 (d)	100,000	95,663
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	275,000	281,536
Artera Services LLC 8.5% 2/15/2031 (d)	1,015,000	840,565
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	420,000	381,214
Clean Harbors Inc 5.125% 7/15/2029 (d)	135,000	132,771
Clean Harbors Inc 6.375% 2/1/2031 (d)	330,000	336,947
CoreCivic Inc 8.25% 4/15/2029	270,000	285,498
GEO Group Inc/The 10.25% 4/15/2031	170,000	186,902
GEO Group Inc/The 8.625% 4/15/2029	270,000	286,891
GFL Environmental Inc 6.75% 1/15/2031 (d)	155,000	160,632
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	510,000	493,425
OT Midco Inc 10% 2/15/2030 (d)	230,000	187,445
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	195,000	187,989
Waste Pro USA Inc 7% 2/1/2033 (d)	275,000	285,330
Williams Scotsman Inc 6.625% 4/15/2030 (d)	365,000	376,352
		4,519,160
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (d)(j)	570,000	574,634
Dycom Industries Inc 4.5% 4/15/2029 (d)	195,000	189,011
		763,645
Electrical Equipment - 0.3%
Vertiv Group Corp 4.125% 11/15/2028 (d)	295,000	286,886
WESCO Distribution Inc 6.375% 3/15/2033 (d)	290,000	296,890
		583,776
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	305,000	308,516
XPO Inc 6.25% 6/1/2028 (d)(j)	325,000	330,253
XPO Inc 7.125% 2/1/2032 (d)	180,000	187,107
		825,876
Industrial Conglomerates - 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)	580,000	569,285
Machinery - 0.6%
Allison Transmission Inc 3.75% 1/30/2031 (d)	415,000	379,285
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)	285,000	297,134
Enpro Inc 6.125% 6/1/2033 (d)	285,000	287,530
Esab Corp 6.25% 4/15/2029 (d)	130,000	132,828
		1,096,777
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (d)	110,000	112,245
American Airlines Inc 8.5% 5/15/2029 (d)	145,000	151,544
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	340,000	328,729
		592,518
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	370,000	382,755
CACI International Inc 6.375% 6/15/2033 (d)	370,000	378,339
TriNet Group Inc 3.5% 3/1/2029 (d)	710,000	660,376
		1,421,470
Trading Companies & Distributors - 1.3%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(j)	300,000	297,312
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	315,000	326,218
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	215,000	227,958
Herc Holdings Inc 7% 6/15/2030 (d)	285,000	294,558
Herc Holdings Inc 7.25% 6/15/2033 (d)(j)	270,000	279,588
QXO Building Products Inc 6.75% 4/30/2032 (d)(j)	280,000	288,337
United Rentals North America Inc 3.75% 1/15/2032	350,000	318,740
United Rentals North America Inc 6.125% 3/15/2034 (d)(j)	515,000	528,031
		2,560,742
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	165,000	168,121
TOTAL INDUSTRIALS		21,584,289

Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp 5% 12/15/2029 (d)	785,000	768,272
Insight Enterprises Inc 6.625% 5/15/2032 (d)(j)	185,000	189,186
Lightning Power LLC 7.25% 8/15/2032 (d)	455,000	475,688
Sensata Technologies Inc 3.75% 2/15/2031 (d)	465,000	424,264
TTM Technologies Inc 4% 3/1/2029 (d)	395,000	375,967
		2,233,377
IT Services - 1.6%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	110,000	105,555
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	215,000	218,741
ASGN Inc 4.625% 5/15/2028 (d)	790,000	769,127
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(j)	660,000	660,631
CoreWeave Inc 9% 2/1/2031 (d)	170,000	169,275
CoreWeave Inc 9.25% 6/1/2030 (d)	395,000	396,995
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	705,000	661,709
		2,982,033
Semiconductors & Semiconductor Equipment - 0.9%
Entegris Inc 3.625% 5/1/2029 (d)	405,000	379,981
Entegris Inc 4.375% 4/15/2028 (d)	290,000	282,576
Entegris Inc 5.95% 6/15/2030 (d)	365,000	368,270
ON Semiconductor Corp 3.875% 9/1/2028 (d)	295,000	285,073
Qorvo Inc 4.375% 10/15/2029	270,000	261,871
Wolfspeed Inc 7.9583% 6/23/2030 (d)(h)(l)	118,255	116,777
		1,694,548
Software - 1.3%
Crowdstrike Holdings Inc 3% 2/15/2029 (j)	405,000	379,047
Elastic NV 4.125% 7/15/2029 (d)	700,000	665,752
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	100,000	101,301
Fair Isaac Corp 4% 6/15/2028 (d)	450,000	434,612
Fair Isaac Corp 6% 5/15/2033 (d)	515,000	517,418
Gen Digital Inc 6.25% 4/1/2033 (d)	260,000	265,064
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	185,000	186,726
		2,549,920
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	165,000	166,745
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	1,060,000	1,129,835
		1,296,580
TOTAL INFORMATION TECHNOLOGY		10,756,458

Materials - 7.3%
Chemicals - 2.7%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	380,000	376,696
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)(j)	200,000	187,484
Celanese US Holdings LLC 6.5% 4/15/2030 (j)	225,000	227,521
Celanese US Holdings LLC 6.75% 4/15/2033 (j)	545,000	549,664
Chemours Co/The 4.625% 11/15/2029 (d)	510,000	431,951
Chemours Co/The 5.75% 11/15/2028 (d)	470,000	431,662
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)(k)(m)	185,000	182,810
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	266,253	238,296
LSB Industries Inc 6.25% 10/15/2028 (d)	210,000	206,435
Methanex US Operations Inc 6.25% 3/15/2032 (d)(j)	510,000	505,535
Olin Corp 6.625% 4/1/2033 (d)	395,000	384,375
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	305,000	319,739
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	200,000	194,194
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	95,000	93,915
Tronox Inc 4.625% 3/15/2029 (d)(j)	205,000	159,492
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	310,000	308,253
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	150,000	138,288
		4,936,310
Construction Materials - 0.7%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	465,000	476,902
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	550,000	578,813
VM Consolidated Inc 5.5% 4/15/2029 (d)(j)	345,000	338,671
		1,394,386
Containers & Packaging - 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	410,000	386,577
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	320,000	291,471
Ball Corp 3.125% 9/15/2031 (j)	640,000	572,826
Ball Corp 6% 6/15/2029	360,000	366,456
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	375,000	384,116
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)	455,000	465,297
Crown Americas LLC 5.875% 6/1/2033 (d)	670,000	671,245
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	245,000	228,968
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	400,000	404,825
Sealed Air Corp 5% 4/15/2029 (d)	175,000	172,617
Sealed Air Corp 6.875% 7/15/2033 (d)	235,000	251,208
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	235,000	244,260
		4,439,866
Metals & Mining - 1.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	80,000	83,405
Alumina Pty Ltd 6.375% 9/15/2032 (d)	580,000	588,070
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(j)	595,000	580,488
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	665,000	663,797
Commercial Metals Co 4.375% 3/15/2032	515,000	476,944
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	485,000	474,085
Novelis Corp 3.875% 8/15/2031 (d)	210,000	188,366
		3,055,155
TOTAL MATERIALS		13,825,717

Real Estate - 1.6%
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(j)	440,000	423,257
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	150,000	153,615
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)(j)	260,000	265,500
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)	205,000	209,936
		1,052,308
Real Estate Management & Development - 0.3%
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	540,000	496,980
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	280,000	282,326
		779,306
Specialized REITs - 0.7%
Iron Mountain Inc 4.875% 9/15/2029 (d)(j)	485,000	474,217
SBA Communications Corp 3.125% 2/1/2029	40,000	37,281
SBA Communications Corp 3.875% 2/15/2027	750,000	737,044
		1,248,542
TOTAL REAL ESTATE		3,080,156

Utilities - 3.5%
Electric Utilities - 3.3%
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	505,000	460,943
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	195,000	191,727
Edison International 7.875% 6/15/2054 (c)	251,000	240,585
Edison International 8.125% 6/15/2053 (c)	75,000	73,543
NRG Energy Inc 5.25% 6/15/2029 (d)(j)	725,000	716,948
NRG Energy Inc 6% 2/1/2033 (d)	200,000	200,542
NRG Energy Inc 6.25% 11/1/2034 (d)	795,000	805,543
PG&E Corp 5% 7/1/2028	195,000	190,256
PG&E Corp 7.375% 3/15/2055 (c)	838,000	808,656
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,515,000	1,506,883
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	625,000	661,495
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(j)	280,000	285,545
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(j)	160,000	167,824
		6,310,490
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/2032 (d)	370,000	378,630
Sunnova Energy Corp 5.875% (d)(i)	280,000	279
		378,909
TOTAL UTILITIES		6,689,399

TOTAL UNITED STATES		140,279,193
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8% 3/1/2033 (d)	550,000	566,732
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $164,894,654)		165,135,272

Preferred Securities - 3.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.45% (c)(d)(n)	285,000	292,374
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (c)(d)(n)	200,000	210,659
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (c)(n)	475,000	490,344
HSBC Holdings PLC 7.05% (c)(n)	375,000	385,687

TOTAL UNITED KINGDOM		876,031
UNITED STATES - 2.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP Series G, 7.125% (c)(n)	560,000	581,806
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(n)	475,000	484,220
		1,066,026
Financials - 2.3%
Banks - 1.5%
Bank of America Corp 6.25% (c)(n)	665,000	662,713
BW Real Estate Inc 9.5% (c)(d)(n)	285,000	289,813
Citigroup Inc 6.75% (c)(n)	420,000	427,785
Citigroup Inc 6.875% (c)(n)	380,000	383,906
Citigroup Inc 7.125% (c)(j)(n)	355,000	368,441
JPMorgan Chase & Co 6.5% (c)(n)	390,000	401,918
Wells Fargo & Co 7.625% (c)(j)(n)	320,000	343,741
		2,878,317
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (c)(j)(n)	215,000	197,850
Goldman Sachs Group Inc/The 6.85% (c)(n)	465,000	491,439
		689,289
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (c)(n)	100,000	92,215
Ally Financial Inc 4.7% (c)(n)	805,000	789,456
		881,671
TOTAL FINANCIALS		4,449,277

TOTAL UNITED STATES		5,515,303
TOTAL PREFERRED SECURITIES (Cost $6,574,956)		6,894,367

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.33	2,211,745	2,212,187
Fidelity Securities Lending Cash Central Fund (o)(p)	4.33	12,060,599	12,061,805
TOTAL MONEY MARKET FUNDS (Cost $14,273,992)			14,273,992

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $201,223,686)	201,381,105
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(11,005,903)
NET ASSETS - 100.0%	190,375,202

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,663,994 or 74.9% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing.
(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)	Security or a portion of the security is on loan at period end.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	A portion of the security sold on a delayed delivery basis.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,066,122	19,633,057	21,486,992	53,241	-	-	2,212,187	2,211,745	0.0%
Fidelity Securities Lending Cash Central Fund	23,662,378	25,964,026	37,564,599	7,946	-	-	12,061,805	12,060,599	0.0%
Total	27,728,500	45,597,083	59,051,591	61,187	-	-	14,273,992

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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